Schedule of Investments (unaudited)	iShares® MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.0%
Afterpay Ltd.(a)	724,280	$67,096,849
AGL Energy Ltd.	2,070,329	8,928,561
Ampol Ltd.	796,623	18,426,897
APA Group	3,936,261	24,423,112
Aristocrat Leisure Ltd.	2,009,982	71,287,458
ASX Ltd.	646,224	40,639,596
Aurizon Holdings Ltd.	6,119,983	15,602,662
AusNet Services Ltd.	6,327,607	11,767,132
Australia & New Zealand Banking Group Ltd.	9,490,697	201,966,483
BHP Group Ltd.	9,825,258	269,870,183
BHP Group PLC	7,044,365	186,052,747
BlueScope Steel Ltd.	1,680,581	26,260,934
Brambles Ltd.	4,817,430	36,548,354
Cochlear Ltd.	218,988	36,628,388
Coles Group Ltd.	4,451,328	57,684,656
Commonwealth Bank of Australia	5,917,120	469,003,930
Computershare Ltd.	1,809,388	25,746,456
Crown Resorts Ltd.(a)	1,237,601	9,329,040
CSL Ltd.	1,517,958	345,396,600
Dexus	3,589,199	29,441,416
Domino's Pizza Enterprises Ltd.	202,125	20,733,589
Endeavour Group Ltd.	4,468,628	22,961,903
Evolution Mining Ltd.	6,037,628	16,391,794
Fortescue Metals Group Ltd.	5,650,633	58,879,805
Glencore PLC	33,330,300	166,670,840
Goodman Group	5,545,535	91,816,759
GPT Group (The)	6,416,752	25,051,295
Insurance Australia Group Ltd.	8,212,500	29,757,786
James Hardie Industries PLC	1,482,693	58,249,376
Lendlease Corp.Ltd.	2,299,703	18,218,724
Macquarie Group Ltd.	1,146,442	169,248,136
Magellan Financial Group Ltd.	460,529	12,114,714
Medibank Pvt Ltd.	9,193,084	23,103,410
Mirvac Group	13,130,053	28,021,694
National Australia Bank Ltd.	11,002,050	239,206,298
Newcrest Mining Ltd.	2,725,895	51,071,946
Northern Star Resources Ltd.	3,686,077	25,518,103
Oil Search Ltd.	6,590,936	21,352,016
Orica Ltd.	1,352,757	15,528,689
Origin Energy Ltd.	5,860,058	22,443,902
Qantas Airways Ltd.(a)	3,095,487	12,536,838
QBE Insurance Group Ltd.	4,925,145	44,096,943
Ramsay Health Care Ltd.	611,868	32,701,950
REA Group Ltd.	176,401	21,409,562
Reece Ltd.	965,967	14,647,193
Rio Tinto Ltd.	1,238,112	84,826,435
Rio Tinto PLC	3,745,461	233,534,978
Santos Ltd.	6,246,226	32,799,358
Scentre Group	17,295,121	39,448,181
Seek Ltd.	1,118,518	27,798,394
Sonic Healthcare Ltd.	1,515,450	45,985,529
South32 Ltd.	15,730,503	42,434,332
Stockland	7,961,031	27,441,199
Suncorp Group Ltd.	4,279,251	37,866,416
Sydney Airport(a)	4,413,664	27,371,058
Tabcorp Holdings Ltd.	7,420,848	27,942,111
Telstra Corp. Ltd.	13,902,648	40,185,293
Transurban Group	10,147,089	103,390,238
Security	Shares	Value

Australia (continued)
Treasury Wine Estates Ltd.	2,409,396	$21,023,247
Vicinity Centres	12,861,538	16,796,960
Washington H Soul Pattinson & Co. Ltd.	723,691	17,822,116
Wesfarmers Ltd.	3,781,682	163,617,190
Westpac Banking Corp.	12,235,805	238,049,142
WiseTech Global Ltd.	485,857	18,935,694
Woodside Petroleum Ltd.	3,215,144	56,205,775
Woolworths Group Ltd.	4,227,979	121,786,144
		4,619,094,509
Austria — 0.2%
Erste Group Bank AG	932,902	40,008,163
OMV AG	491,197	29,738,696
Raiffeisen Bank International AG	492,159	14,380,846
Verbund AG	227,291	23,693,324
voestalpine AG	387,166	14,704,978
		122,526,007
Belgium — 0.8%
Ageas SA/NV	584,003	28,410,397
Anheuser-Busch InBev SA/NV	2,541,351	155,447,285
Elia Group SA/NV	103,326	12,054,371
Etablissements Franz Colruyt NV	181,612	8,916,762
Groupe Bruxelles Lambert SA	376,723	43,711,615
KBC Group NV	833,877	77,653,104
Proximus SADP	505,463	9,518,655
Sofina SA	51,452	22,767,780
Solvay SA	247,190	29,383,990
UCB SA	421,978	50,437,192
Umicore SA	656,732	37,654,702
		475,955,853
Denmark — 2.7%
Ambu A/S, Class B(b)	559,319	15,922,096
AP Moller - Maersk A/S, Class A	10,566	29,010,630
AP Moller - Maersk A/S, Class B, NVS	19,312	55,965,165
Carlsberg A/S, Class B	334,869	55,292,159
Chr Hansen Holding A/S	352,412	28,039,618
Coloplast A/S, Class B	396,232	64,711,806
Danske Bank A/S	2,303,458	38,978,244
Demant A/S(a)	361,640	17,531,565
DSV A/S	672,394	156,275,931
Genmab A/S(a)	218,582	98,198,282
GN Store Nord A/S	414,967	25,216,383
Novo Nordisk A/S, Class B	5,616,408	615,866,424
Novozymes A/S, Class B	685,170	50,400,291
Orsted A/S(c)	630,941	89,115,665
Pandora A/S	333,163	46,621,348
Rockwool International A/S, Class B	27,836	12,729,835
Tryg A/S	1,196,542	28,397,658
Vestas Wind Systems A/S	3,368,197	145,605,851
		1,573,878,951
Finland — 1.2%
Elisa OYJ	474,394	28,629,789
Fortum OYJ	1,481,452	44,058,478
Kesko OYJ, Class B	910,970	29,647,046
Kone OYJ, Class B	1,133,632	77,312,631
Neste OYJ	1,411,047	78,555,544
Nokia OYJ(a)	17,982,825	103,212,508
Nordea Bank Abp	10,806,200	132,341,562
Orion OYJ, Class B	352,551	15,266,729
Sampo OYJ, Class A	1,663,430	88,430,130

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	1,942,681	$32,325,277
UPM-Kymmene OYJ	1,780,161	62,823,526
Wartsila OYJ Abp	1,580,573	21,919,748
		714,522,968
France — 11.1%
Accor SA(a)	567,185	20,297,515
Aeroports de Paris(a)	98,653	13,162,713
Air Liquide SA	1,580,111	263,811,674
Airbus SE(a)	1,966,203	252,228,497
Alstom SA	1,053,715	37,552,072
Amundi SA(c)	202,961	18,083,243
Arkema SA	204,817	28,017,736
Atos SE	330,569	17,246,669
AXA SA	6,454,607	187,783,778
BioMerieux	137,850	17,557,753
BNP Paribas SA	3,751,593	251,121,171
Bollore SA	2,951,737	17,156,085
Bouygues SA	762,059	30,875,052
Bureau Veritas SA	981,840	31,207,807
Capgemini SE	534,799	124,695,247
Carrefour SA	2,105,681	38,120,944
Cie. de Saint-Gobain	1,687,856	116,483,217
Cie. Generale des Etablissements Michelin SCA	565,072	88,839,169
CNP Assurances	571,025	14,307,121
Covivio	173,762	15,050,202
Credit Agricole SA	3,891,197	58,706,334
Danone SA	2,178,803	142,026,874
Dassault Aviation SA	83,230	8,697,855
Dassault Systemes SE	2,210,297	129,075,581
Edenred	822,426	44,502,462
Eiffage SA	284,167	29,247,934
Electricite de France SA	1,552,740	22,884,208
Engie SA	6,091,780	86,656,467
EssilorLuxottica SA	951,792	196,923,199
Eurazeo SE	132,038	12,376,423
Eurofins Scientific SE	445,332	52,555,817
Faurecia SE	391,374	20,440,676
Gecina SA	153,048	21,417,335
Getlink SE	1,468,967	22,609,049
Hermes International	105,631	167,733,025
Ipsen SA	126,338	13,075,208
Kering SA	250,182	187,770,225
Klepierre SA	686,731	16,348,499
La Francaise des Jeux SAEM(c)	317,756	16,499,612
Legrand SA	892,015	97,309,937
L'Oreal SA	841,492	384,944,494
LVMH Moet Hennessy Louis Vuitton SE	925,931	726,042,399
Orange SA	6,654,658	72,568,707
Orpea SA	172,584	18,027,085
Pernod Ricard SA	698,747	160,753,802
Publicis Groupe SA	743,673	49,925,312
Remy Cointreau SA	75,978	15,348,281
Renault SA(a)	640,800	23,090,636
Safran SA	1,139,963	153,427,304
Sanofi	3,784,501	380,130,821
Sartorius Stedim Biotech	92,264	50,853,227
Schneider Electric SE	1,796,769	309,795,447
SCOR SE	531,318	17,886,888
SEB SA	92,604	14,510,052
Societe Generale SA	2,703,927	90,321,768
Security	Shares	Value

France (continued)
Sodexo SA(a)	294,792	$28,680,097
Suez SA	1,171,298	26,653,890
Teleperformance	195,911	81,834,307
Thales SA	356,510	32,898,204
TotalEnergies SE	8,332,705	417,259,780
Ubisoft Entertainment SA(a)	308,585	16,158,677
Unibail-Rodamco-Westfield(a)	415,190	29,646,514
Valeo	767,501	22,550,759
Veolia Environnement SA(b)	2,183,399	71,307,564
Vinci SA	1,775,601	189,829,845
Vivendi SE	2,369,033	30,519,214
Wendel SE	89,148	11,875,363
Worldline SA(a)(c)	791,934	46,182,541
		6,403,477,363
Germany — 8.2%
adidas AG	635,023	207,843,798
Allianz SE, Registered	1,375,116	319,316,159
Aroundtown SA	3,335,040	23,176,896
BASF SE	3,063,390	220,483,332
Bayer AG, Registered	3,276,666	184,665,204
Bayerische Motoren Werke AG	1,104,305	111,574,560
Bechtle AG	273,779	20,537,186
Beiersdorf AG	335,777	35,704,304
Brenntag SE	515,302	49,024,935
Carl Zeiss Meditec AG, Bearer	134,307	27,048,116
Commerzbank AG(a)	3,342,736	24,411,596
Continental AG(a)	367,133	43,164,341
Covestro AG(c)	644,392	41,265,970
Daimler AG, Registered	2,854,572	283,351,715
Delivery Hero SE(a)(c)	540,430	67,405,139
Deutsche Bank AG, Registered(a)	6,893,281	88,546,315
Deutsche Boerse AG	633,704	105,199,337
Deutsche Lufthansa AG, Registered(a)(b)	1,986,288	13,130,381
Deutsche Post AG, Registered	3,306,093	204,670,222
Deutsche Telekom AG, Registered	11,116,580	206,736,708
Deutsche Wohnen SE	70,284	3,600,214
E.ON SE	7,488,122	94,947,886
Evonik Industries AG	699,091	22,651,108
Fresenius Medical Care AG & Co. KGaA	683,888	45,430,041
Fresenius SE & Co. KGaA	1,394,708	63,394,702
GEA Group AG	512,261	25,229,452
Hannover Rueck SE	200,990	36,697,532
HeidelbergCement AG	496,332	37,376,241
HelloFresh SE(a)	550,584	44,618,701
Henkel AG & Co. KGaA	347,063	28,984,024
Infineon Technologies AG	4,355,621	203,979,541
KION Group AG	240,713	26,292,780
Knorr-Bremse AG	241,953	25,536,202
LANXESS AG	277,791	18,718,213
LEG Immobilien SE	240,728	35,806,612
Merck KGaA	430,776	101,803,030
MTU Aero Engines AG	178,307	39,715,650
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	467,270	138,352,251
Nemetschek SE	192,911	22,149,381
Puma SE	352,354	43,709,452
Rational AG	17,009	16,882,228
RWE AG	2,142,880	82,482,992
SAP SE	3,482,802	504,348,342
Scout24 SE(c)	292,381	20,363,176

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Siemens AG, Registered	2,551,494	$414,826,696
Siemens Healthineers AG(c)	940,897	62,575,219
Symrise AG	429,102	59,354,286
TeamViewer AG(a)(c)	537,288	8,019,167
Telefonica Deutschland Holding AG	3,485,864	9,082,133
Uniper SE	303,869	13,433,022
United Internet AG, Registered(d)	322,329	11,894,060
Volkswagen AG	108,389	35,237,030
Vonovia SE	1,822,716	110,571,047
Zalando SE(a)(c)	739,922	69,908,244
		4,755,226,869
Hong Kong — 2.9%
AIA Group Ltd.	40,345,200	452,149,012
BOC Hong Kong Holdings Ltd.	12,346,500	39,124,138
Budweiser Brewing Co. APAC Ltd.(c)	5,754,400	15,783,178
Chow Tai Fook Jewellery Group Ltd.	6,702,800	13,671,027
CK Asset Holdings Ltd.	6,695,184	41,356,515
CK Hutchison Holdings Ltd.	9,006,184	60,381,238
CK Infrastructure Holdings Ltd.	2,213,792	13,346,937
CLP Holdings Ltd.	5,477,000	53,624,867
ESR Cayman Ltd.(a)(c)	6,645,200	21,502,970
Futu Holdings Ltd., ADR(a)	170,738	9,137,898
Galaxy Entertainment Group Ltd.(a)	7,269,000	39,112,464
Hang Lung Properties Ltd.	6,779,000	15,733,064
Hang Seng Bank Ltd.	2,553,000	48,514,480
Henderson Land Development Co. Ltd.	4,847,764	20,298,460
HK Electric Investments & HK Electric Investments Ltd., Class SS	8,913,000	8,878,061
HKT Trust & HKT Ltd., Class SS	12,674,440	17,199,631
Hong Kong & China Gas Co. Ltd.	37,359,513	58,039,152
Hong Kong Exchanges & Clearing Ltd.	3,993,900	240,599,347
Hongkong Land Holdings Ltd.(b)	3,898,900	21,530,778
Jardine Matheson Holdings Ltd.	723,000	41,994,087
Link REIT	6,950,958	61,581,586
Melco Resorts & Entertainment Ltd., ADR(a)	719,861	7,796,095
MTR Corp. Ltd.	5,173,000	28,219,296
New World Development Co. Ltd.	5,082,033	22,042,958
Power Assets Holdings Ltd.	4,627,500	28,280,047
Sands China Ltd.(a)	8,104,000	18,470,427
Sino Land Co. Ltd.	11,096,000	14,584,414
SITC International Holdings Co. Ltd.	4,489,000	15,172,106
SJM Holdings Ltd.(a)	6,750,000	5,020,107
Sun Hung Kai Properties Ltd.	4,346,500	57,627,300
Swire Pacific Ltd., Class A	1,660,500	10,438,879
Swire Properties Ltd.	3,904,855	10,468,784
Techtronic Industries Co. Ltd.	4,586,033	94,221,199
WH Group Ltd.(c)	27,878,000	19,542,867
Wharf Real Estate Investment Co. Ltd.	5,566,912	31,443,354
Wynn Macau Ltd.(a)(b)	5,277,200	4,719,251
Xinyi Glass Holdings Ltd.	6,103,000	17,197,917
		1,678,803,891
Ireland — 0.7%
CRH PLC	2,613,676	125,074,385
Flutter Entertainment PLC, Class DI(a)	555,539	105,167,165
Kerry Group PLC, Class A	530,690	71,224,746
Kingspan Group PLC	513,968	59,170,549
Smurfit Kappa Group PLC	821,567	43,063,744
		403,700,589
Security	Shares	Value

Israel — 0.6%
Azrieli Group Ltd.	141,898	$13,270,775
Bank Hapoalim BM	3,788,835	37,316,086
Bank Leumi Le-Israel BM	4,842,633	46,268,286
Check Point Software Technologies Ltd.(a)	365,953	43,767,979
CyberArk Software Ltd.(a)(b)	132,439	23,853,588
Elbit Systems Ltd.	88,616	13,968,674
ICL Group Ltd.	2,355,657	20,187,968
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A(a)	3,868,006	23,371,374
Mizrahi Tefahot Bank Ltd.	469,373	17,078,134
Nice Ltd.(a)	210,528	59,516,104
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	3,671,913	32,092,520
Wix.com Ltd.(a)	186,628	34,705,343
		365,396,833
Italy — 2.1%
Amplifon SpA	415,823	21,160,503
Assicurazioni Generali SpA	3,691,323	80,379,265
Atlantia SpA(a)	1,654,830	31,985,178
CNH Industrial NV	3,412,999	58,790,818
DiaSorin SpA	83,682	18,917,483
Enel SpA	27,127,032	227,101,606
Eni SpA	8,417,984	120,650,252
Ferrari NV	420,414	99,758,719
FinecoBank Banca Fineco SpA(a)	2,034,190	38,848,535
Infrastrutture Wireless Italiane SpA(c)	1,116,754	12,338,014
Intesa Sanpaolo SpA	55,085,238	156,561,939
Mediobanca Banca di Credito Finanziario SpA(a)	2,072,069	24,725,426
Moncler SpA	683,966	49,221,193
Nexi SpA(a)(c)	1,464,709	25,467,119
Poste Italiane SpA(c)	1,743,506	24,900,453
Prysmian SpA	849,621	32,123,369
Recordati Industria Chimica e Farmaceutica SpA	349,189	21,879,111
Snam SpA	6,736,120	38,151,962
Telecom Italia SpA/Milano	33,110,682	11,812,224
Tenaris SA	1,569,160	17,474,614
Terna - Rete Elettrica Nazionale	4,692,729	34,964,556
UniCredit SpA	7,108,739	93,973,549
		1,241,185,888
Japan — 22.8%
ABC-Mart Inc.	109,500	5,263,003
Acom Co. Ltd.	1,326,070	4,422,612
Advantest Corp.	665,700	54,579,360
Aeon Co. Ltd.	2,180,100	50,152,403
AGC Inc.	644,400	32,088,258
Aisin Corp.	492,000	18,003,640
Ajinomoto Co. Inc.	1,558,500	46,662,542
ANA Holdings Inc.(a)	531,100	12,375,179
Asahi Group Holdings Ltd.	1,521,900	69,064,191
Asahi Intecc Co. Ltd.	697,700	18,390,927
Asahi Kasei Corp.	4,188,900	44,005,855
Astellas Pharma Inc.	6,209,550	104,685,364
Azbil Corp.	412,700	17,594,560
Bandai Namco Holdings Inc.	666,500	50,932,959
Bridgestone Corp.	1,904,300	84,244,874
Brother Industries Ltd.	789,000	15,254,474
Canon Inc.	3,336,400	75,867,630
Capcom Co. Ltd.	589,000	15,853,175
Casio Computer Co. Ltd.	645,500	9,134,538
Central Japan Railway Co.	481,000	71,351,808

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Chiba Bank Ltd. (The)	1,774,300	$10,997,488
Chubu Electric Power Co. Inc.	2,153,100	22,287,015
Chugai Pharmaceutical Co. Ltd.	2,238,600	83,699,826
Concordia Financial Group Ltd.	3,620,800	14,391,489
Cosmos Pharmaceutical Corp.	66,500	10,162,340
CyberAgent Inc.	1,348,400	22,593,172
Dai Nippon Printing Co. Ltd.	742,500	18,395,486
Daifuku Co. Ltd.	337,600	31,079,250
Dai-ichi Life Holdings Inc.	3,396,152	71,450,120
Daiichi Sankyo Co. Ltd.	5,844,485	147,470,191
Daikin Industries Ltd.	831,000	182,001,256
Daito Trust Construction Co. Ltd.	218,500	27,090,519
Daiwa House Industry Co. Ltd.	1,888,800	62,311,838
Daiwa House REIT Investment Corp.	7,313	20,985,624
Daiwa Securities Group Inc.	4,818,100	27,068,810
Denso Corp.	1,445,400	104,784,492
Dentsu Group Inc.	721,700	26,373,580
Disco Corp.	96,200	25,935,290
East Japan Railway Co.	1,007,700	62,766,070
Eisai Co. Ltd.	791,300	56,068,461
ENEOS Holdings Inc.	10,246,850	41,317,856
Fanuc Corp.	639,800	126,437,973
Fast Retailing Co. Ltd.	194,600	129,178,893
Fuji Electric Co.Ltd.	423,300	20,698,357
FUJIFILM Holdings Corp.	1,201,500	92,848,765
Fujitsu Ltd.	655,900	113,358,972
GLP J-REIT	13,785	22,484,154
GMO Payment Gateway Inc.	138,500	17,547,427
Hakuhodo DY Holdings Inc.	778,520	12,692,677
Hamamatsu Photonics KK	467,600	27,753,177
Hankyu Hanshin Holdings Inc.	763,700	23,678,944
Harmonic Drive Systems Inc.	145,100	6,577,631
Hikari Tsushin Inc.	69,600	10,729,122
Hino Motors Ltd.	961,700	9,097,375
Hirose Electric Co. Ltd.	108,548	18,152,569
Hisamitsu Pharmaceutical Co. Inc.	169,900	5,796,406
Hitachi Construction Machinery Co. Ltd.	359,800	11,479,760
Hitachi Ltd.	3,228,200	186,023,537
Hitachi Metals Ltd.(a)	717,800	13,588,423
Honda Motor Co. Ltd.	5,437,500	160,829,628
Hoshizaki Corp.	181,700	15,279,321
Hoya Corp.	1,233,100	181,522,762
Hulic Co. Ltd.	1,265,200	12,165,523
Ibiden Co. Ltd.	352,800	21,198,312
Idemitsu Kosan Co.Ltd.	696,683	19,028,014
Iida Group Holdings Co. Ltd.	488,780	12,050,625
Inpex Corp.	3,413,443	28,465,792
Isuzu Motors Ltd.	1,942,200	26,128,026
Ito En Ltd.	178,700	11,902,439
Itochu Corp.	3,964,500	113,070,979
Itochu Techno-Solutions Corp.	320,600	10,127,517
Japan Airlines Co. Ltd.(a)	479,400	10,317,361
Japan Exchange Group Inc.	1,700,500	40,264,536
Japan Metropolitan Fund Invest	23,317	21,417,108
Japan Post Bank Co. Ltd.	1,345,800	10,499,952
Japan Post Holdings Co. Ltd.	8,165,100	62,739,821
Japan Post Insurance Co.Ltd.	751,600	12,194,471
Japan Real Estate Investment Corp.	4,160	25,497,610
Japan Tobacco Inc.	4,002,400	78,571,801
JFE Holdings Inc.	1,639,475	25,051,900
Security	Shares	Value

Japan (continued)
JSR Corp.	678,700	$24,616,141
Kajima Corp.	1,500,800	18,478,979
Kakaku.com Inc.	449,500	14,916,621
Kansai Electric Power Co. Inc. (The)	2,344,800	21,588,829
Kansai Paint Co. Ltd.	590,200	13,666,662
Kao Corp.	1,607,600	90,938,764
KDDI Corp.	5,379,600	164,508,075
Keio Corp.	343,400	17,334,043
Keisei Electric Railway Co. Ltd.	429,700	13,828,091
Keyence Corp.	648,892	391,680,767
Kikkoman Corp.	484,400	39,619,107
Kintetsu Group Holdings Co. Ltd.(a)	573,200	18,043,192
Kirin Holdings Co. Ltd.	2,740,100	47,693,748
Kobayashi Pharmaceutical Co. Ltd.	177,500	14,211,717
Kobe Bussan Co. Ltd.	455,500	15,690,461
Koei Tecmo Holdings Co. Ltd.	195,400	9,095,522
Koito Manufacturing Co. Ltd.	349,200	19,812,967
Komatsu Ltd.	2,920,400	76,489,071
Konami Holdings Corp.	311,900	17,164,028
Kose Corp.	111,400	12,936,416
Kubota Corp.	3,426,900	73,003,231
Kurita Water Industries Ltd.	328,700	16,234,997
Kyocera Corp.	1,069,700	62,627,673
Kyowa Kirin Co. Ltd.	900,000	29,599,241
Lasertec Corp.	251,600	54,575,968
Lawson Inc.	168,000	8,124,413
Lion Corp.	745,500	12,415,844
Lixil Corp.	888,580	22,827,505
M3 Inc.	1,471,600	86,721,811
Makita Corp.	748,100	34,720,761
Marubeni Corp.	5,210,600	44,213,605
Mazda Motor Corp.(a)	1,899,600	17,085,519
McDonald's Holdings Co. Japan Ltd.(b)	265,400	11,861,141
Medipal Holdings Corp.	609,300	11,023,591
MEIJI Holdings Co. Ltd.	407,504	25,717,063
Mercari Inc.(a)	341,800	18,494,601
Minebea Mitsumi Inc.	1,209,800	30,628,539
Misumi Group Inc.	949,500	39,711,628
Mitsubishi Chemical Holdings Corp.	4,268,600	35,333,008
Mitsubishi Corp.	4,212,000	133,933,006
Mitsubishi Electric Corp.	6,087,300	81,748,987
Mitsubishi Estate Co. Ltd.	3,941,900	59,904,995
Mitsubishi Gas Chemical Co. Inc.	525,400	10,574,323
Mitsubishi HC Capital Inc.	2,206,500	11,063,831
Mitsubishi Heavy Industries Ltd.	1,068,300	27,319,486
Mitsubishi UFJ Financial Group Inc.	40,769,880	223,561,413
Mitsui & Co. Ltd.	5,064,300	115,894,032
Mitsui Chemicals Inc.	615,700	18,307,118
Mitsui Fudosan Co. Ltd.	3,058,500	69,929,043
Miura Co. Ltd.	291,400	11,208,825
Mizuho Financial Group Inc.	8,045,716	106,187,107
MonotaRO Co. Ltd.	837,200	19,081,263
MS&AD Insurance Group Holdings Inc.	1,485,788	48,001,860
Murata Manufacturing Co. Ltd.	1,915,900	142,118,683
Nabtesco Corp.	377,100	12,238,244
NEC Corp.	820,100	41,990,767
Nexon Co. Ltd.	1,632,500	27,787,018
NGK Insulators Ltd.	862,800	14,366,607
NH Foods Ltd.	275,500	9,688,695
Nidec Corp.	1,491,600	165,206,379

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nihon M&A Center Holdings Inc.	1,009,700	$31,002,219
Nintendo Co. Ltd.	373,300	164,870,534
Nippon Building Fund Inc.	4,954	32,185,858
Nippon Express Co. Ltd.	256,900	16,080,519
Nippon Paint Holdings Co. Ltd.	2,370,100	25,359,669
Nippon Prologis REIT Inc.	6,897	23,036,213
Nippon Sanso Holdings Corp.	503,700	11,891,634
Nippon Shinyaku Co. Ltd.	163,400	13,091,014
Nippon Steel Corp.	2,853,335	50,026,839
Nippon Telegraph & Telephone Corp.	4,293,400	120,296,486
Nippon Yusen KK.	539,000	38,838,872
Nissan Chemical Corp.	408,700	22,747,680
Nissan Motor Co. Ltd.(a)	7,734,000	39,364,969
Nisshin Seifun Group Inc.	657,397	10,380,695
Nissin Foods Holdings Co. Ltd.	212,000	16,205,244
Nitori Holdings Co. Ltd.	267,400	49,124,176
Nitto Denko Corp.	474,400	37,069,666
Nomura Holdings Inc.	10,263,000	48,877,692
Nomura Real Estate Holdings Inc.	394,500	9,617,662
Nomura Real Estate Master Fund Inc.	14,168	21,216,101
Nomura Research Institute Ltd.	1,117,971	44,756,914
NSK Ltd.	1,282,300	8,616,358
NTT Data Corp.	2,102,955	42,186,990
Obayashi Corp.	2,168,200	18,304,453
Obic Co. Ltd.	232,800	43,050,215
Odakyu Electric Railway Co. Ltd.	983,500	21,321,703
Oji Holdings Corp.	2,696,600	13,366,338
Olympus Corp.	3,886,500	84,193,416
Omron Corp.	619,500	59,245,657
Ono Pharmaceutical Co. Ltd.	1,233,400	25,878,860
Oracle Corp. Japan.	128,800	12,187,626
Oriental Land Co. Ltd.	667,200	105,377,357
ORIX Corp.	4,073,800	80,972,027
Orix JREIT Inc.	8,734	14,490,620
Osaka Gas Co. Ltd.	1,251,600	20,173,261
Otsuka Corp.	380,900	18,761,806
Otsuka Holdings Co. Ltd.	1,302,400	51,508,944
Pan Pacific International Holdings Corp.	1,377,200	28,916,908
Panasonic Corp.	7,364,968	91,075,364
PeptiDream Inc.(a)	318,500	7,698,845
Persol Holdings Co. Ltd.	592,200	15,917,532
Pigeon Corp.	384,000	8,891,973
Pola Orbis Holdings Inc.	304,600	6,503,741
Rakuten Group Inc.	2,896,200	31,707,673
Recruit Holdings Co. Ltd.	4,525,200	301,011,772
Renesas Electronics Corp.(a)	4,182,600	51,451,932
Resona Holdings Inc.	7,120,800	26,749,989
Ricoh Co. Ltd.	2,236,400	21,777,697
Rinnai Corp.	120,800	12,402,832
Rohm Co. Ltd.	291,900	26,690,615
Ryohin Keikaku Co. Ltd.	840,800	16,569,007
Santen Pharmaceutical Co. Ltd.	1,204,700	16,980,189
SBI Holdings Inc.	819,080	21,230,116
SCSK Corp.	519,300	10,509,112
Secom Co. Ltd.	700,500	47,754,807
Seiko Epson Corp.	934,900	16,646,890
Sekisui Chemical Co. Ltd.	1,260,400	20,706,763
Sekisui House Ltd.	2,057,500	42,777,014
Seven & i Holdings Co. Ltd.	2,513,080	105,511,071
SG Holdings Co. Ltd.	1,067,600	26,808,591
Security	Shares	Value

Japan (continued)
Sharp Corp.	713,500	$8,415,866
Shimadzu Corp.	789,400	32,071,131
Shimano Inc.	247,500	69,055,822
Shimizu Corp.	1,841,900	13,495,308
Shin-Etsu Chemical Co. Ltd.	1,181,200	210,646,981
Shionogi & Co. Ltd.	884,000	57,637,022
Shiseido Co. Ltd.	1,334,100	89,020,394
Shizuoka Bank Ltd. (The)	1,483,200	11,943,294
SMC Corp.	191,000	113,982,125
Softbank Corp.	9,579,900	130,762,532
SoftBank Group Corp.	4,022,600	217,772,950
Sohgo Security Services Co. Ltd.	237,400	10,156,848
Sompo Holdings Inc.	1,057,050	45,840,916
Sony Group Corp.	4,206,000	487,039,179
Square Enix Holdings Co. Ltd.	287,000	15,721,875
Stanley Electric Co. Ltd.	432,200	10,893,681
Subaru Corp.	2,055,300	40,314,270
SUMCO Corp.	1,109,500	21,201,002
Sumitomo Chemical Co. Ltd.	4,970,000	24,483,784
Sumitomo Corp.	3,751,300	53,454,753
Sumitomo Dainippon Pharma Co. Ltd.	598,400	8,462,308
Sumitomo Electric Industries Ltd.	2,513,200	33,357,360
Sumitomo Metal Mining Co. Ltd.	823,900	31,960,960
Sumitomo Mitsui Financial Group Inc.	4,353,700	141,275,971
Sumitomo Mitsui Trust Holdings Inc.	1,125,660	37,027,273
Sumitomo Realty & Development Co. Ltd.	1,031,100	37,263,860
Suntory Beverage & Food Ltd.	464,400	18,019,843
Suzuki Motor Corp.	1,228,600	54,791,703
Sysmex Corp.	558,200	69,211,666
T&D Holdings Inc.	1,795,400	23,027,182
Taisei Corp.	637,200	19,994,784
Taisho Pharmaceutical Holdings Co. Ltd.	127,600	6,847,150
Takeda Pharmaceutical Co. Ltd.	5,262,610	147,699,420
TDK Corp.	1,297,300	47,160,729
Terumo Corp.	2,153,200	94,990,101
THK Co. Ltd.	400,300	8,607,903
TIS Inc.	747,500	20,364,046
Tobu Railway Co. Ltd.	631,400	15,720,359
Toho Co. Ltd.	373,900	17,567,373
Toho Gas Co. Ltd.	245,400	7,269,347
Tohoku Electric Power Co. Inc.	1,427,500	9,261,808
Tokio Marine Holdings Inc.	2,093,700	110,275,162
Tokyo Century Corp.	122,600	7,019,565
Tokyo Electric Power Co. Holdings Inc.(a)	5,105,800	14,143,075
Tokyo Electron Ltd.	498,100	232,130,987
Tokyo Gas Co. Ltd.	1,255,000	21,777,933
Tokyu Corp.	1,668,400	23,521,444
Toppan Inc.	876,100	14,142,115
Toray Industries Inc.	4,623,500	28,811,412
Toshiba Corp.	1,365,700	58,905,559
Tosoh Corp.	869,000	14,634,843
TOTO Ltd.	472,500	22,828,505
Toyo Suisan Kaisha Ltd.	294,800	12,702,667
Toyota Industries Corp.	488,400	41,520,143
Toyota Motor Corp.	35,369,820	624,070,582
Toyota Tsusho Corp.	707,600	30,692,978
Trend Micro Inc.	445,900	25,202,430
Tsuruha Holdings Inc.	131,600	16,232,219
Unicharm Corp.	1,345,900	54,431,963
United Urban Investment Corp.	9,874	12,308,521

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
USS Co. Ltd.	728,680	$11,745,076
Welcia Holdings Co. Ltd.	313,500	11,703,395
West Japan Railway Co.	720,100	33,992,786
Yakult Honsha Co. Ltd.	428,400	21,646,266
Yamada Holdings Co. Ltd.	2,248,350	8,591,615
Yamaha Corp.	447,500	28,272,190
Yamaha Motor Co.Ltd.	991,600	27,639,659
Yamato Holdings Co. Ltd.	971,400	23,880,115
Yaskawa Electric Corp.	801,700	34,723,277
Yokogawa Electric Corp.	758,700	15,160,524
Z Holdings Corp.	8,941,022	55,506,025
ZOZO Inc.	414,800	13,314,477
		13,210,235,314
Malta — 0.0%
BGP Holdings PLC(a)(e)	33,026,812	382
Netherlands — 6.6%
ABN AMRO Bank NV, CVA(c)	1,412,030	20,767,726
Adyen NV(a)(c)	65,922	198,907,053
Aegon NV	5,968,593	30,274,423
Akzo Nobel NV	635,638	73,045,599
ArcelorMittal SA	2,392,677	80,920,655
Argenx SE(a)	152,729	45,980,433
ASM International NV.	157,784	71,410,606
ASML Holding NV	1,399,144	1,137,363,602
Davide Campari-Milano NV	1,744,458	24,778,548
EXOR NV	361,355	34,086,945
Heineken Holding NV	384,473	35,631,048
Heineken NV	863,941	95,628,800
ING Groep NV	13,021,054	197,515,092
InPost SA(a)	665,093	9,496,054
JDE Peet’s NV	251,312	7,317,916
Just Eat Takeaway.com NV(a)(c)	598,536	42,995,996
Koninklijke Ahold Delhaize NV	3,487,792	113,466,431
Koninklijke DSM NV	582,961	127,364,258
Koninklijke KPN NV	11,203,498	33,475,309
Koninklijke Philips NV	3,038,623	143,347,553
Koninklijke Vopak NV	234,200	9,320,666
NN Group NV	900,271	48,125,571
Prosus NV	3,112,288	274,139,602
QIAGEN NV(a)	761,238	41,878,773
Randstad NV	399,751	28,721,068
Royal Dutch Shell PLC, Class A	13,678,809	313,366,126
Royal Dutch Shell PLC, Class B	12,361,185	283,673,395
Stellantis NV	6,773,144	135,222,084
Universal Music Group NV	2,369,033	68,779,985
Universal Music Group NV	50,387	1,462,883
Wolters Kluwer NV	892,243	93,434,283
		3,821,898,483
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)(b)	2,472,406	11,646,138
Auckland International Airport Ltd.(a)	4,178,839	23,952,600
Fisher & Paykel Healthcare Corp. Ltd.	1,920,210	43,019,431
Mercury NZ Ltd.	2,280,990	10,031,466
Meridian Energy Ltd.	4,264,990	15,278,448
Ryman Healthcare Ltd.	1,412,267	14,615,867
Spark New Zealand Ltd.	6,219,373	20,360,189
Xero Ltd.(a)	443,474	50,566,144
		189,470,283
Security	Shares	Value

Norway — 0.7%
Adevinta ASA(a)	911,609	$15,058,179
DNB Bank ASA	3,102,712	73,834,227
Equinor ASA	3,259,597	82,592,738
Gjensidige Forsikring ASA	664,596	16,547,534
Mowi ASA	1,464,401	42,463,484
Norsk Hydro ASA	4,483,953	32,936,723
Orkla ASA	2,505,489	24,369,408
Schibsted ASA, Class A	242,983	12,553,754
Schibsted ASA, Class B	324,693	14,659,017
Telenor ASA	2,333,797	36,875,170
Yara International ASA	583,017	30,470,138
		382,360,372
Portugal — 0.2%
EDP - Energias de Portugal SA	9,252,586	52,209,012
EDP Renovaveis SA	961,598	26,789,733
Galp Energia SGPS SA	1,665,681	17,302,997
Jeronimo Martins SGPS SA	841,152	19,058,483
		115,360,225
Singapore — 1.2%
Ascendas REIT	11,094,900	25,412,101
CapitaLand Integrated Commercial Trust	16,476,625	26,238,289
Capitaland Investment Ltd/Singapore(a)	8,786,400	22,413,953
City Developments Ltd.	1,359,700	7,381,077
DBS Group Holdings Ltd.	6,027,800	140,856,763
Genting Singapore Ltd.(b)	20,085,200	11,613,312
Keppel Corp. Ltd.	4,865,200	19,415,005
Mapletree Commercial Trust	7,153,700	11,571,270
Mapletree Logistics Trust	9,963,094	14,939,994
Oversea-Chinese Banking Corp. Ltd.	11,214,698	98,036,944
Sea Ltd., ADR(a)	229,472	78,839,695
Singapore Airlines Ltd.(a)	4,479,400	17,254,868
Singapore Exchange Ltd.(b)	2,670,800	19,167,554
Singapore Technologies Engineering Ltd.(b)	5,189,500	14,737,276
Singapore Telecommunications Ltd.	27,559,985	51,130,261
United Overseas Bank Ltd.	3,927,100	78,064,207
UOL Group Ltd.	1,554,500	8,337,447
Venture Corp. Ltd.	919,200	12,839,665
Wilmar International Ltd.	6,413,700	20,505,515
		678,755,196
Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	818,804	21,460,538
Aena SME SA(a)(c)	249,830	41,031,203
Amadeus IT Group SA(a)	1,502,544	100,516,989
Banco Bilbao Vizcaya Argentaria SA	22,239,312	155,633,510
Banco Santander SA	57,836,007	219,376,773
CaixaBank SA	14,804,617	42,558,302
Cellnex Telecom SA(c)	1,699,314	104,507,267
Enagas SA	827,058	18,558,741
Endesa SA	1,060,300	24,453,392
Ferrovial SA	1,588,886	50,158,031
Grifols SA	995,427	22,778,373
Iberdrola SA	19,747,394	233,187,866
Industria de Diseno Textil SA	3,638,574	131,804,547
Naturgy Energy Group SA	646,835	16,996,157
Red Electrica Corp. SA	1,438,398	29,949,955
Repsol SA	4,840,875	62,004,501
Siemens Gamesa Renewable Energy SA(a)	796,461	21,612,439
Telefonica SA	17,157,181	74,524,926
		1,371,113,510

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 3.5%
Alfa Laval AB.	1,048,222	$44,963,282
Assa Abloy AB, Class B	3,342,950	98,091,020
Atlas Copco AB, Class A	2,239,696	144,233,474
Atlas Copco AB, Class B	1,301,740	70,546,253
Boliden AB	911,794	32,144,570
Electrolux AB, Class B	750,559	17,033,529
Embracer Group AB(a)	1,552,970	14,484,003
Epiroc AB, Class A	2,195,783	54,634,305
Epiroc AB, Class B	1,303,324	27,687,614
EQT AB	988,571	52,216,186
Essity AB, Class B	2,030,474	65,770,465
Evolution AB(c)	566,537	91,972,637
Fastighets AB Balder, Class B(a)	350,617	25,422,524
H & M Hennes & Mauritz AB, Class B	2,438,179	45,869,043
Hexagon AB, Class B	6,570,796	105,748,391
Husqvarna AB, Class B	1,398,155	19,924,986
ICA Gruppen AB.	334,566	17,297,078
Industrivarden AB, Class A	433,020	14,284,557
Industrivarden AB, Class C	531,418	17,286,273
Investment AB Latour, Class B	495,122	17,984,512
Investor AB, Class B	6,076,679	140,212,825
Kinnevik AB, Class B(a)	806,843	31,669,242
L E Lundbergforetagen AB, Class B	252,909	14,581,015
Lundin Energy AB	666,688	26,329,788
Nibe Industrier AB, Class B	4,759,223	70,787,104
Sandvik AB	3,765,363	95,484,737
Securitas AB, Class B	1,041,451	17,253,383
Sinch AB(a)(c)	1,685,841	32,089,599
Skandinaviska Enskilda Banken AB, Class A	5,428,227	84,885,675
Skanska AB, Class B	1,134,677	28,850,170
SKF AB, Class B	1,272,048	29,543,552
Svenska Cellulosa AB SCA, Class B	2,020,739	31,574,169
Svenska Handelsbanken AB, Class A	4,867,183	55,789,284
Swedbank AB, Class A	3,021,456	65,531,445
Swedish Match AB	5,263,853	46,412,430
Tele2 AB, Class B	1,667,972	23,574,045
Telefonaktiebolaget LM Ericsson, Class B	9,734,954	106,260,968
Telia Co. AB	8,881,511	34,982,895
Volvo AB, Class A	666,277	15,751,537
Volvo AB, Class B	4,768,185	111,190,022
		2,040,348,587
Switzerland — 10.1%
ABB Ltd., Registered	5,785,117	191,390,316
Adecco Group AG, Registered	516,522	26,022,394
Alcon Inc.	1,666,643	138,195,566
Baloise Holding AG, Registered	154,625	24,641,048
Banque Cantonale Vaudoise, Registered	100,159	8,064,035
Barry Callebaut AG, Registered	11,906	27,572,552
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,494	41,175,470
Chocoladefabriken Lindt & Spruengli AG, Registered	362	43,451,070
Cie. Financiere Richemont SA, Class A, Registered	1,741,020	215,451,875
Clariant AG, Registered	716,968	15,093,990
Coca-Cola HBC AG, Class DI	668,141	23,157,893
Credit Suisse Group AG, Registered	8,507,474	88,492,243
EMS-Chemie Holding AG, Registered	23,431	23,241,782
Geberit AG, Registered	123,544	96,482,004
Givaudan SA, Registered	30,797	145,113,485
Holcim Ltd.	1,746,155	87,102,682
Julius Baer Group Ltd.	747,804	54,090,218
Security	Shares	Value

Switzerland (continued)
Kuehne + Nagel International AG, Registered	181,003	$57,006,973
Logitech International SA, Registered	576,728	48,244,997
Lonza Group AG, Registered	248,375	204,114,681
Nestle SA, Registered	9,608,960	1,267,490,764
Novartis AG, Registered	7,405,520	612,530,577
Partners Group Holding AG	75,694	132,233,950
Roche Holding AG, Bearer	106,731	45,907,454
Roche Holding AG, NVS	2,343,248	907,760,125
Schindler Holding AG, Participation Certificates, NVS	135,654	35,322,608
Schindler Holding AG, Registered	66,956	17,189,394
SGS SA, Registered	20,187	59,763,996
Siemens Energy AG(a)	1,331,344	38,210,346
Sika AG, Registered	472,881	160,202,446
Sonova Holding AG, Registered	183,315	75,960,519
STMicroelectronics NV	2,277,733	108,144,006
Straumann Holding AG, Registered	34,485	71,787,322
Swatch Group AG (The), Bearer	96,451	26,547,610
Swatch Group AG (The), Registered	176,597	9,394,824
Swiss Life Holding AG, Registered	106,777	58,574,261
Swiss Prime Site AG, Registered	253,525	25,774,946
Swiss Re AG	1,005,997	97,456,466
Swisscom AG, Registered	86,330	47,008,784
Temenos AG, Registered	222,532	34,068,869
UBS Group AG, Registered	12,227,503	222,573,300
Vifor Pharma AG	162,780	21,019,092
Zurich Insurance Group AG	501,828	222,420,480
		5,855,447,413
United Kingdom — 12.4%
3i Group PLC	3,249,994	60,693,702
Abrdn PLC	7,277,200	25,296,252
Admiral Group PLC	643,923	25,294,684
Anglo American PLC	4,319,070	164,310,480
Antofagasta PLC	1,315,303	25,655,295
Ashtead Group PLC	1,495,859	125,368,135
Associated British Foods PLC	1,187,013	29,029,424
AstraZeneca PLC	5,166,660	646,355,904
Auto Trader Group PLC(c)	3,219,326	26,689,618
AVEVA Group PLC	401,274	19,540,401
Aviva PLC	13,105,407	70,715,679
BAE Systems PLC	10,751,611	81,068,883
Barclays PLC	56,677,955	156,401,293
Barratt Developments PLC	3,394,151	30,812,351
Berkeley Group Holdings (The)	376,739	22,471,953
BP PLC	67,515,619	323,460,613
British American Tobacco PLC	7,270,543	252,901,595
British Land Co. PLC (The)	2,925,474	19,752,723
BT Group PLC(a)	29,732,445	56,486,559
Bunzl PLC	1,122,838	41,500,186
Burberry Group PLC	1,348,344	35,635,475
Coca-Cola Europacific Partners PLC	682,618	35,939,838
Compass Group PLC(a)	5,950,112	126,265,179
Croda International PLC	464,491	60,119,319
DCC PLC	328,319	27,395,057
Diageo PLC	7,799,979	388,062,128
Direct Line Insurance Group PLC	4,539,900	18,145,540
Entain PLC(a)	1,952,474	54,710,537
Evraz PLC	1,694,406	14,392,280
Experian PLC	3,075,310	141,006,646
Ferguson PLC	749,240	112,733,214
GlaxoSmithKline PLC	16,781,308	348,393,872

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Halma PLC	1,264,196	$51,267,312
Hargreaves Lansdown PLC	1,186,599	24,969,547
Hikma Pharmaceuticals PLC	577,325	19,029,729
HSBC Holdings PLC	68,126,690	410,475,008
Imperial Brands PLC	3,156,542	66,606,738
Informa PLC(a)	5,005,378	35,607,952
InterContinental Hotels Group PLC(a)	610,292	42,749,196
Intertek Group PLC	537,598	36,001,816
J Sainsbury PLC	5,587,272	22,884,677
JD Sports Fashion PLC	1,721,068	25,652,320
Johnson Matthey PLC	645,503	24,126,013
Kingfisher PLC	7,033,691	32,281,764
Land Securities Group PLC	2,340,766	21,990,274
Legal & General Group PLC	19,903,741	78,496,029
Lloyds Banking Group PLC	236,679,811	161,979,102
London Stock Exchange Group PLC	1,097,103	106,796,120
M&G PLC	8,671,746	23,692,072
Melrose Industries PLC	14,583,305	31,464,134
Mondi PLC	1,620,579	40,471,939
National Grid PLC	11,857,611	151,819,645
Natwest Group PLC	19,305,844	58,210,488
Next PLC	443,132	48,296,701
NMC Health PLC(a)(e)	473,933	6
Ocado Group PLC(a)	1,625,192	40,110,704
Pearson PLC	2,512,848	20,677,283
Persimmon PLC	1,062,717	39,595,026
Phoenix Group Holdings PLC	2,163,904	19,428,668
Prudential PLC	8,723,806	178,035,020
Reckitt Benckiser Group PLC	2,379,255	193,154,576
RELX PLC	6,447,671	199,925,389
Rentokil Initial PLC	6,201,408	49,914,782
Rolls-Royce Holdings PLC(a)	27,872,842	50,305,998
Sage Group PLC (The)	3,643,758	35,437,434
Schroders PLC	415,092	20,561,087
Segro PLC	3,997,737	70,658,177
Severn Trent PLC	832,064	31,162,675
Smith & Nephew PLC	2,928,072	50,568,000
Smiths Group PLC	1,321,555	24,538,697
Spirax-Sarco Engineering PLC	246,031	52,520,099
SSE PLC	3,479,059	78,346,995
St. James’s Place PLC	1,801,379	38,914,892
Standard Chartered PLC	8,842,441	59,801,427
Taylor Wimpey PLC	12,166,533	25,742,066
Tesco PLC	25,787,461	95,214,174
Unilever PLC	8,738,279	467,863,877
United Utilities Group PLC	2,274,293	32,324,840
Vodafone Group PLC	93,140,030	137,274,536
Whitbread PLC(a)	672,849	30,101,770
WPP PLC	4,079,323	58,965,679
		7,182,617,268
Total Common Stocks — 98.7%
(Cost: $46,912,582,435)		57,201,376,754
Security	Shares	Value

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	192,162	$16,380,218
Fuchs Petrolub SE, Preference Shares, NVS	231,569	11,093,228
Henkel AG & Co. KGaA, Preference Shares, NVS	593,666	53,185,055
Porsche Automobil Holding SE, Preference Shares, NVS	510,721	53,154,020
Sartorius AG, Preference Shares, NVS	87,354	56,582,458
Volkswagen AG, Preference Shares, NVS	618,979	138,918,331
		329,313,310
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	20,030,232	7,614,967
Total Preferred Stocks — 0.6%
(Cost: $303,902,808)		336,928,277

Rights

Germany — 0.0%
Vitesco Technologies Group AG (a)	1	35

Total Rights — 0.0%
(Cost: $0)		35

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(f)(g)(h)	67,627,571	67,661,385
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	48,490,000	48,490,000
		116,151,385
Total Short-Term Investments — 0.2%
(Cost: $116,084,857)		116,151,385

Total Investments in Securities — 99.5%
(Cost: $47,332,570,100)		57,654,456,451

Other Assets, Less Liabilities — 0.5%		283,096,611

Net Assets — 100.0%		$57,937,553,062

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,946,692	$—		$(30,285,307	)(a)	$(866)	$866	$67,661,385	67,627,571	$1,386,800	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,940,000	15,550,000	(a)	—		—	—	48,490,000	48,490,000	475		—
						$(866)	$866	$116,151,385		$1,387,275		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	611	12/09/21	$107,046	$(1,651,732)
SPI 200 Index	355	12/16/21	48,839	(201,294)
Euro STOXX 50 Index	3,103	12/17/21	152,146	3,322,749
FTSE 100 Index	854	12/17/21	84,416	1,284,557
				$2,754,280

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,010,375,795	$56,191,000,571	$388	$57,201,376,754
Preferred Stocks	11,093,228	325,835,049	—	336,928,277
Rights	—	35	—	35
Money Market Funds	116,151,385	—	—	116,151,385
	$1,137,620,408	$56,516,835,655	$388	$57,654,456,451
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$4,607,306	$—	$4,607,306
Liabilities
Futures Contracts	—	(1,853,026)	—	(1,853,026)
	$—	$2,754,280	$—	$2,754,280

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust